UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            Form 13F

                       FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2008

Check here if Amendment [  ]; Amendment Number:  ___________
  This Amendment (Check only one):       [  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pineno Levin & Ford Asset Management, Inc.
Address:	7204 Glen Forest Dr., Suite 103
		Richmond, VA 23226

Form 13F File Number:	28-12445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jeffrey Levin
Title:		Chief Compliance Officer
Phone:		804-288-3772

Signature, Place, and Date of Signing:

/s/ Jeffrey D. Levin			Richmond, VA		May 7, 2008


Report Type (Check only one):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		None

Form 13F Information Table Entry Total:		51

Form 13F Information Table Value Total:		103,293
						(thousands)


List of Other Included Managers:


NONE

FORM 13F INFORMATION TABLE
					TITLE OF				VALUE		SHARES/	SH/	PUT/	INVEST	OTHER		   VOTING AUTHORITY
NAME OF ISSUER				CLASS			CUSIP		(x$1000)	PRN AMT	PRN	CALL	DSCETN	MANAGERS	SOLE	    SHARED	NONE
------------------------------	--------------  		----------	---------	------- ---	----	------	--------	-----       ------  	------
3M COMPANY				COM			604059105	3071		 38795	SH		SOLE			34745		0	4050
ACCENTURE LTD CL A			COM			G1150G111	2275	         64675	SH		SOLE			57625		0	7050
ALBEMARLE CORP				COM			012653101	 256		  7000	SH		SOLE			 7000		0	   0
AMERICAN EXPRESS COMPANY		COM			025816109	1044		 23890	SH		SOLE			20250		0	3640
AMERICAN INTERNATIONAL GROUP		COM			026874107	 335		  7752	SH		SOLE		 	 6402		0	1350
AMERICAN LAND LEASE			COM			027118108	1550		 75300	SH		SOLE			69200		0	6100
BANKAMERICA CORP			COM			066050105	4598	        121282	SH		SOLE			113982		0	7300
BAXTER INTERNATIONAL INC		COM			071813109	2544		 44000	SH		SOLE			39425		0	4575
BB&T CORPORATION			COM			054937107	1818		 56696	SH		SOLE			55608		0	1088
BERKSHIRE HATHAWAY CL B			COM			084670207	2438		   545	SH		SOLE		  	  470		0	  75
BIOTECH HOLDERS TRUST			DEPOSTRY RCPTS		09067D201	3527		 20325	SH		SOLE			18305		0	2020
BP PLC 					SPONSORED ADR		055622104	2982		 49165	SH		SOLE			45815		0	3350
CAPITAL ONE FINANCIAL			COM			14040H105	 441		  8967	SH		SOLE			 8967		0	   0
CHEVRONTEXACO CORP			COM			166764100	 406		  4757	SH		SOLE		 	 3236		0	1521
COMCAST CORP CLASS A			COM			200300101	2616		135259	SH		SOLE			118159		0      17100
DISNEY WALT HOLDING COMPANY		COM			254687106	3018		 96189	SH		SOLE			87639		0	8550
EMERSON ELECTRIC			COM			291011104	2673		 51950	SH		SOLE			46600		0	5350
EXXON MOBIL CORP			COM			30231G102	5124		 60580	SH		SOLE			53640		0	6940
FPL GROUP INC				COM			302571104	 681		 10850	SH		SOLE			10050		0	 800
GENERAL ELECTRIC COMPANY		COM			369604103	3855		104170	SH		SOLE			93786		0      10385
GENWORTH FINANCIAL INC			COM			37247D106	 992	       	 43810	SH		SOLE			35810		0	8000
HEWLETT-PACKARD COMPANY			COM			428236103	3340		 73157	SH		SOLE			66707		0	6450
HILB ROGAL & HOBBS COMPANY		COM			431294107	3534		112312	SH		SOLE			100962		0      11350
INTEL CORPORATION			COM			458140100	2857	        134883	SH		SOLE			121833		0      13050
JOHNSON & JOHNSON			COM			478160104	3708		 57165	SH		SOLE			50489		0	6676
KROGER COMPANY				COM			501044101	2590		101950	SH		SOLE			91450		0      10500
LIBERTY MEDIA HOLDING-ENTERTAINMENT	COM			53071M500	 939		 41464	SH		SOLE			36704		0	4760
LIBERTY MEDIA HLDG-INTERACTIVE		COM			53071M104	 853		 52834	SH		SOLE			46884		0	5950
LOWES COMPANIES, INC.			COM			548661107	2608		113680	SH		SOLE			104350		0       9330
MCDONALDS CORPORATION			COM			580135101	 212		  3810	SH		SOLE			 3710		0	 100
MCCORMICK & COMPANY			COM			579780206	3301		 89300	SH		SOLE			78950		0      10350
MCGRAW-HILL COS INC			COM			580645109	 756		 20450	SH		SOLE			19050		0	1400
MEDTRONIC INC				COM			585055106	4132		 85434	SH		SOLE			78184		0	7250
MICROSOFT CORP				COM			594918104	3591	       	126548	SH		SOLE			113063		0      13485
PAYCHEX INC				COM			718507106	 710		 20716	SH		SOLE			20716		0	   0
PEPSICO INC				COM			713448108	 349		  4838	SH		SOLE			 4838		0	   0
PFIZER INC				COM			717081103	 306		 14604	SH		SOLE			14404		0	 200
PIEDMONT NATURAL GAS COMPANY		COM			720186105	 901		 34300	SH		SOLE			28500		0	5800
PROCTOR & GAMBLE CO			COM			742718109	 572		  8170	SH		SOLE			 6597		0	1573
ROYAL DUTCH SHELL PLC			SPONS ADR A		780257804	 261		  3777	SH		SOLE			 3777		0	   0
SCANA CORPORATION HOLDING CO		COM			80589M102	3310		 90487	SH		SOLE			81637		0	8850
SCHLUMBERGER LIMITED			COM			806857108	3148		 36185	SH		SOLE			32135		0	4050
SMITHFIELD FOODS INC			COM			832248108	2955	       	114700	SH		SOLE			102600		0      12100
SUNTRUST BANKS INC			COM			867914103	 437		  7926	SH		SOLE			 7926		0	   0
THE COCA-COLA COMPANY			COM			191216100	 267		  4380	SH		SOLE			 1775		0	2605
TIME WARNER INC				COM			887315109	1845	       	131600	SH		SOLE			119100		0      12500
WACHOVIA CORPORATION			COM			929771103	1802		 66763	SH		SOLE			63659		0	3104
WASTE MGMT INC DEL			COM			94106L109	3702	       	110300	SH		SOLE			97400		0      12900
WELLPOINT INC				COM			94973V107	2529		 57315  SH		SOLE			51065		0	6250
WESTERN UN CO				COM			959802109	1265		 59450	SH		SOLE			54750		0	4700
WYETH					COM			983024100	 269		  6450	SH		SOLE			 6450		0	   0